Employee Benefits and Other Expenses, Expenses Not Otherwise Shown Separately In Financial Statements (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Expenses Not Otherwise Shown Separately In Financial Statement [Abstract]
Outside professional services	$ 2,689	$ 2,519	$ 2,729
Operating losses	1,249	821	2,235
Outside data processing	1,034	983	910
Contract services	975	935	1,011
Travel and entertainment	904	885	839
Foreclosed assets	$ 583	$ 605	$ 1,061